Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—43.7%
Diversified—5.9%
Kinder Morgan, Inc.	35,500	$490
ONEOK, Inc.	14,000	385
		875

Downstream/Other—8.2%
Cheniere Energy, Inc.(1)	13,200	687
Marathon Petroleum Corp.	8,000	284
Phillips 66	4,000	234
		1,205

Gathering/Processing—13.5%
Antero Midstream Corp.	25,064	170
Equitrans Midstream Corp.	58,000	596
Targa Resources Corp.	71,375	1,214
		1,980

Natural Gas Pipelines—12.9%
TC Energy Corp.	15,700	733
Williams Cos., Inc. (The)	56,117	1,165
		1,898

Petroleum Transportation & Storage—3.2%
Enbridge, Inc.	14,500	464
Total Common Stocks (Identified Cost $8,173)		6,422

Master Limited Partnerships and Related Companies—77.4%
Diversified—30.0%
Energy Transfer LP	218,092	1,400
	Shares	Value

Diversified—continued
Enterprise Products Partners LP	85,500	$1,501
MPLX LP	64,895	1,186
NGL Energy Partners LP	73,171	321
		4,408

Downstream/Other—10.7%
Cheniere Energy Partners LP	10,000	362
Enviva Partners LP	5,000	206
Sunoco LP	20,500	544
USA Compression Partners LP	42,000	464
		1,576

Gathering/Processing—12.2%
DCP Midstream LP	15,000	190
Enable Midstream Partners LP	40,000	225
Hess Midstream LP Class A	41,361	731
Rattler Midstream LP	77,000	644
		1,790

Marine/Shipping—0.8%
Golar LNG Partners LP	45,000	116
Natural Gas Pipelines—1.6%
TC PipeLines LP	8,000	243
Petroleum Transportation & Storage—22.1%
Genesis Energy LP	115,000	615
Magellan Midstream Partners LP	17,000	646
NuStar Energy LP	40,000	542
Phillips 66 Partners LP	11,200	302
See Notes to Schedule of Investments

Duff & Phelps Select MLP and Midstream Energy Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Shares	Value

Petroleum Transportation & Storage—continued
Plains All American Pipeline LP	130,000	$920
Shell Midstream Partners LP	21,000	218
		3,243

Total Master Limited Partnerships and Related Companies (Identified Cost $18,565)		11,376

Total Long-Term Investments—121.1% (Identified Cost $26,738)		17,798

TOTAL INVESTMENTS—121.1% (Identified Cost $26,738)		$17,798(2)
Other assets and liabilities, net—(21.1)%		(3,097)
NET ASSETS—100.0%		$14,701

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the portfolio segregated as collateral for borrowings.
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of August 31, 2020.
Country Weightings
United States	92%
Canada	7
Marshall Islands	1
Total	100%

Sector Weightings
Traditional Midstream	84%

Downstream/Other	15
Marine/Shipping	1
Total	100%

The following table summarizes the market value of the Fund’s investments as of August 31, 2020 , based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,422	$6,422
Master Limited Partnerships and Related Companies	11,376	11,376
Total Investments	$17,798	$17,798
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at August 31, 2020.
There were no transfers into or out of Level 3 related to securities held at August 31, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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